UNITED STATES
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549


Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment[  ] Amendment Number:
This Amendment Check only one:[ ]is a restatement [ ]adds new holdings entries. Institutional Investment Manager Filing this Report:
Name: ACK Asset Management LLC
Address: 2 Overhill Road, Suite 400, Scarsdale, NY 10583
Form 13F File Number: 28-14060

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Kenneth F. Cooper
Title:  Chief Financial Officer
Phone:  914 220-8340

Signature	    Place 	    Date of Signing:
Kenneth  F. Cooper  Scarsdale, NY   May 14, 2012

Report Type

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:
45

Form 13F Information Table Value Total:

195,823
(thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


COL 1				COL 2	COL 3	 	COL 4 	             COL 5		COL 6	COL 7	COL 8
														Vot Auth
Name of Issuer			Title	CUSIP	 	Value 	 SHRS/PRN AMT 	SH/PRN	P/CA	Invest	O Mgr	SOLE SHARED NONE
							(X1,000)				Discre

ATLAS AIR WORLDWIDE HOLDINGS	COM	49164205	 1,895 	  38,500 	SH		SOLE		  38,500
AMERICAN RAILCAR INDUSTRIES	COM	02916P103	 4,190 	 178,222 	SH		SOLE		 178,222
ASCENA RETAIL GROUP INC		COM	04351G101	 4,103 	  92,581 	SH		SOLE		  92,581
AZZ INC				COM	2474104	 	 3,114 	  60,300 	SH		SOLE		  60,300
BALCHEM CORP			COM	57665200	 3,328 	 110,000 	SH		SOLE		 110,000
BLACK DIAMOND INC		COM	09202G101	 4,852 	 524,016 	SH		SOLE		 524,016
BROOKDALE SENIOR LIVING INC	COM	112463104	 1,251 	  66,830 	SH		SOLE		  66,830
CELADON GROUP INC		COM	150838100	 5,029 	 323,383 	SH		SOLE		 323,383
COLUMBUS MCKINNON CORP/NY	COM	199333105	 4,167 	 255,806 	SH		SOLE		 255,806
CAVCO INDUSTRIES INC		COM	149568107	 2,281 	  48,978 	SH		SOLE		  48,978
COMMERCIAL VEHICLE GROUP INC	COM	202608105	 6,337 	 518,995 	SH		SOLE		 518,995
DYCOM INDUSTRIES INC		COM	267475101	13,902 	 595,101 	SH		SOLE		 595,101
EMCOR GROUP INC			COM	29084Q100	 9,964 	 359,449 	SH		SOLE		 359,449
EMERITUS CORP			COM	291005106	 1,509 	  85,426 	SH		SOLE		  85,426
FLOW INTL CORP			COM	343468104	 4,124 1,025,950 	SH		SOLE	       1,025,950
FURMANITE CORP			COM	361086101	 3,496 	 544,593 	SH		SOLE		 544,593
GREAT LAKES DREDGE & DOCK CO	COM	390607109	 3,498 	 484,476 	SH		SOLE		 484,476
GRANITE CONSTRUCTION INC	COM	387328107	 7,634 	 265,626 	SH		SOLE		 265,626
GENESEE & WYOMING INC-CL A	CL A	371559105	 3,745 	  68,609 	SH		SOLE		  68,609
H&E EQUIPMENT SERVICES INC	COM	404030108	 8,814 	 465,841 	SH		SOLE		 465,841
INSTEEL INDUSTRIES INC		COM	45774W108	 1,231 	 101,332 	SH		SOLE		 101,332
KEMET CORP			COM	488360207	 5,875 	 627,675 	SH		SOLE		 627,675
KIRBY CORP			COM	497266106	 1,559 	  23,700 	SH		SOLE		  23,700
KENNEDY-WILSON HOLDINGS INC	COM	489398107	 2,518 	 186,521 	SH		SOLE		 186,521
MEASUREMENT SPECIALTIES INC	COM	583421102	 3,158 	  93,708 	SH		SOLE		  93,708
MERCURY COMPUTER SYSTEMS INC	COM	589378108	 4,516 	 340,810 	SH		SOLE		 340,810
MATERION CORP			COM	576690101	 5,709 	 198,725 	SH		SOLE		 198,725
ORION MARINE GROUP INC		COM	68628V308	 3,691 	 510,540 	SH		SOLE		 510,540
POWELL INDUSTRIES INC		COM	739128106	 4,383 	 127,985 	SH		SOLE		 127,985
PRIMORIS SERVICES CORP		COM	74164F103	 2,701 	 168,199 	SH		SOLE		 168,199
QUALITY DISTRIBUTION INC	COM	74756M102	 1,916 	 139,044 	SH		SOLE		 139,044
RYDER SYSTEM INC		COM	783549108	 6,352 	 120,300 	SH		SOLE		 120,300
RAILAMERICA INC			COM	750753402	 6,658 	 310,253 	SH		SOLE		 310,253
GIBRALTAR INDUSTRIES INC	COM	374689107	 1,717 	 113,313 	SH		SOLE		 113,313
ROGERS CORP			COM	775133101	 7,754 	 200,113 	SH		SOLE		 200,113
ROADRUNNER TRANSPORTATION SY	COM	76973Q105	 6,830 	 393,649 	SH		SOLE		 393,649
RUSH ENTERPRISES INC-CL A	CL A	781846209	 6,899 	 325,104 	SH		SOLE		 325,104
STONERIDGE INC			COM	86183P102	10,610 1,072,771 	SH		SOLE	       1,072,771
STEEL EXCEL INC			COM	858122104	 3,150 	 112,500 	SH		SOLE		 112,500
TRAVELCENTERS OF AMERICA LLC	COM	894174101	 1,205 	 190,000 	SH		SOLE		 190,000
TREX COMPANY INC		COM	89531P105	 4,433 	 138,200 	SH		SOLE		 138,200
UMH PROPERTIES INC		COM	903002103	 2,988 	 272,606 	SH		SOLE		 272,606
VITRAN CORP INC			COM	92850E107	 2,201 	 275,843 	SH		SOLE		 275,843
SCHIFF NUTRITION INTERNATION	COM	806693107	    46 	   3,710 	SH		SOLE		   3,710
ISHARES RUSSELL04/21/2012 81.00	COM	120421P00081000	   490 	   5,000 		PUT	SOLE		       0

45			 			       195,823




